UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     November 6, 2000

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	84

Form 13F Information Table Value Total: 	395,048

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     2708    92191 SH       SOLE                                      92191
Abbott Laboratories            COM              002824100     2587    54382 SH       SOLE                                      54382
Alltel Corp Com                COM              020039103      383     7340 SH       SOLE                                       7340
America Online Inc Del Com     COM              02364J104      310     5766 SH       SOLE                                       5766
American Express Co Com        COM              025816109    11166   183801 SH       SOLE                                     183801
American Intl Group Com        COM              026874107      304     3176 SH       SOLE                                       3176
Amgen Inc                      COM              031162100    24860   356017 SH       SOLE                                     356017
Arvinmeriter Inc Com           COM              043353101      166    11289 SH       SOLE                                      11289
BP Amoco P L C Sponsored Adr   COM              055622104     4715    88961 SH       SOLE                                      88961
Bank Of America Corp New       COM              060505104      771    14715 SH       SOLE                                      14715
Bell South Corp NFSC           COM              079860102      433    10765 SH       SOLE                                      10765
Berkshire Hathaway Inc Del Cl  COM              084670108      384        6 SH       SOLE                                          6
Berkshire Hathaway Inc Del Cl  COM              084670207     7382     3566 SH       SOLE                                       3566
Bluegreen Corp                 COM              096231105       86    30000 SH       SOLE                                      30000
Boeing Co.                     COM              097023105      276     4380 SH       SOLE                                       4380
Capital Crossing Bk Com        COM              140071101       90    10240 SH       SOLE                                      10240
Chase Manhattan                COM              16161A108     1975    42767 SH       SOLE                                      42767
Chelsea GCA Realty Inc Com     COM              163262108     2825    80415 SH       SOLE                                      80415
Chevron Corporation Com        COM              166751107     6906    81006 SH       SOLE                                      81006
Cisco Sys Inc                  COM              17275R102    29467   533338 SH       SOLE                                     533338
Citigroup Inc.                 COM              172967101      619    11448 SH       SOLE                                      11448
Coca-Cola                      COM              191216100     3817    69237 SH       SOLE                                      69237
Conexant Systems Inc Com       COM              043353101      330     7872 SH       SOLE                                       7872
Countrywide Cr Ind Del Com     COM              222372104      601    15920 SH       SOLE                                      15920
DPL Inc Com                    COM              233293109      260     8736 SH       SOLE                                       8736
Dell Computer                  COM              247025109    10213   331463 SH       SOLE                                     331463
Developers Divers Rlty Com     COM              251591103     1570   121945 SH       SOLE                                     121945
Du Pont E I De Nemours Com     COM              263534109     1787    43118 SH       SOLE                                      43118
Duke Realty, Inc.              COM              264411505      498    20625 SH       SOLE                                      20625
E M C Corp Mass Com            COM              268648102     1854    18704 SH       SOLE                                      18704
Eli Lilly & Co.                COM              532457108      857    10566 SH       SOLE                                      10566
Ericsson L M Tel Co Adr Cl B S COM              294821400    18381  1240893 SH       SOLE                                    1240893
Exxon Mobil Corp Com           COM              30231G102    14805   166113 SH       SOLE                                     166113
Fannie Mae                     COM              313586109     7115    99516 SH       SOLE                                      99516
Federal Realty                 COM              313747206      465    24301 SH       SOLE                                      24301
Freddie Mac                    COM              313400301     9680   179055 SH       SOLE                                     179055
General Electric Co            COM              369604103     9638   167067 SH       SOLE                                     167067
Gillette                       COM              375766102     6008   194593 SH       SOLE                                     194593
Gulf West Banks Inc Com        COM              402582100      186    21934 SH       SOLE                                      21934
Healthcare Rlty Tr Com         COM              421946104     1714    81150 SH       SOLE                                      81150
Home Depot                     COM              437076102    11967   225521 SH       SOLE                                     225521
Inchorus.com Com               COM              45325P107        4    12000 SH       SOLE                                      12000
Intel                          COM              458140100    26435   636024 SH       SOLE                                     636024
International Business Machine COM              459200101      661     5880 SH       SOLE                                       5880
Johnson & Johnson              COM              478160104     1230    13098 SH       SOLE                                      13098
Lucent Technologies Com        COM              549463107     3050    99796 SH       SOLE                                      99796
Meditrust Sh Ben Int           COM              58501T306      175    59611 SH       SOLE                                      59611
Merck & Co, Inc.               COM              589331107    10257   137794 SH       SOLE                                     137794
Microsoft                      COM              594918104    11145   184786 SH       SOLE                                     184786
Nasdaq 100 Tr Unit Ser 1       COM              631100104      784     8837 SH       SOLE                                       8837
Nike Inc Cl B                  COM              654106103      831    20736 SH       SOLE                                      20736
Nokia Corp Sponsored Adr       COM              654902204    16391   411695 SH       SOLE                                     411695
Nortel Networks Corp New       COM              656568102     8768   147207 SH       SOLE                                     147207
Nouveau Intl Inc Com           COM              66976T107        0    19006 SH       SOLE                                      19006
Oracle Corp Com                COM              68389X105    27632   350882 SH       SOLE                                     350882
Pacific Century Cyber          COM              Y6801N134       34    30000 SH       SOLE                                      30000
Payless Cashways Inc Com Par $ COM              704378405       27    22953 SH       SOLE                                      22953
Pfizer                         COM              717081103    18246   406034 SH       SOLE                                     406034
Philip Morris Cos Inc Com      COM              718154107      268     9096 SH       SOLE                                       9096
Physicians Specialty Com       COM              718934102        0    17956 SH       SOLE                                      17956
Proctor & Gamble               COM              742718109      251     3739 SH       SOLE                                       3739
Qwest Communications Com       COM              749121109      213     4422 SH       SOLE                                       4422
Rockwell Int'l Corp            COM              773903109      263     8685 SH       SOLE                                       8685
Royal Dutch Pete. (Shell)      COM              780257804     1622    27067 SH       SOLE                                      27067
SBC Communications Inc         COM              78387G103     5088   101756 SH       SOLE                                     101756
Schering Plough                COM              806605101     9110   195908 SH       SOLE                                     195908
Sun Microsystems Inc           COM              866810104     4521    38722 SH       SOLE                                      38722
SunTrust Banks                 COM              867914103      380     7635 SH       SOLE                                       7635
Teco Energy Inc.               COM              872375100     1643    57133 SH       SOLE                                      57133
Texaco                         COM              881694103     5787   110228 SH       SOLE                                     110228
USA Education Inc              COM              90390U102    12784   265288 SH       SOLE                                     265288
United Dominion Rlty Tr Com    COM              910197102      488    44850 SH       SOLE                                      44850
Utilicorp United Inc.          COM              918005109     1124    43458 SH       SOLE                                      43458
Verizon Communications Com     COM              92343V104     2849    58825 SH       SOLE                                      58825
Wal-mart Stores Inc            COM              931142103      780    16216 SH       SOLE                                      16216
Walt Disney Co                 COM              254687106     7718   201773 SH       SOLE                                     201773
Wells Fargo & Co Del Com       COM              949740104      363     7900 SH       SOLE                                       7900
Wisconsin Energy Corporation   COM              976657106      567    28450 SH       SOLE                                      28450
Worldcom Inc Com               COM              98157D106     6752   222293 SH       SOLE                                     222293
Wrigley                        COM              982526105     4217    56315 SH       SOLE                                      56315
Texaco Cap LLC Pfd Ser A Mips  PFD              P9132Z107      452    20950 SH       SOLE                                      20950
Cendant Corp Income Prides     PFD CV           151313301     1614    98575 SH       SOLE                                      98575
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      276     8875 SH       SOLE                                       8875
WHX Corp Pfd Cv Ser A          PFD CV           929248201       89    13500 SH       SOLE                                      13500